Leases (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Due Under Operating Leases	The future minimum lease payments due under operating leases as of December 31, 2012, were as follows:

2013	$2,336
2014	2,150
2015	2,109
2016	2,072
2017	1,875
Thereafter	990

$11,532